Property and Equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Property and equipment, net
Property, plant and equipment, gross	¥ 23,118,132	¥ 15,321,363
Accumulated depreciation	(4,552,971)	(2,850,731)
Property and equipment, net	18,565,161	12,470,632		$ 2,845,235
Depreciation expenses	1,758,638	1,210,040	¥ 809,005
Pending title of certificates buildings, net	2,272,711	3,144,110
Buildings
Property and equipment, net
Property, plant and equipment, gross	6,940,154	5,594,482
Machinery and equipment
Property and equipment, net
Property, plant and equipment, gross	5,055,601	3,778,753
Leasehold improvements
Property and equipment, net
Property, plant and equipment, gross	599,300	432,236
Vehicles
Property and equipment, net
Property, plant and equipment, gross	5,591,138	3,367,428
Furniture, office and electric equipment
Property and equipment, net
Property, plant and equipment, gross	619,007	462,842
Construction in progress
Property and equipment, net
Property, plant and equipment, gross	¥ 4,312,932	¥ 1,685,622